FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 2 — FAIR VALUE MEASUREMENTS

The Plan accounts for certain assets at fair value. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Plan categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

•
Level 1 – inputs are based upon unadjusted quoted prices for identical instruments in active markets. The Plan’s Level 1 investments primarily include mutual funds, Microsoft Common Stock, and money market funds.
•
Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. the Black-Scholes model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit spreads, foreign exchange rates, and forward and spot prices for currencies and commodities. The Plan’s Level 2 investments consist of time deposits.
•
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models. As of December 31, 2025 and 2024, the Plan did not hold any financial instruments categorized as Level 3.

Mutual funds and money market funds are valued at the closing price as reported by the fund. Common stocks are valued at the closing price reported on the active markets on which the individual securities are traded.

Financial Instruments Measured at Fair Value

December 31, 2025	Level 1	Level 2	Total

Mutual funds	$32,067,322	$0	$32,067,322
Microsoft Common Stock	5,749,758	0	5,749,758
Money market funds	708,003	0	708,003
Other	0	31,736	31,736

Total	$38,525,083	$31,736	$38,556,819

December 31, 2024	Level 1	Level 2	Total

Mutual funds	$27,935,127	$0	$27,935,127
Microsoft Common Stock	5,008,685	0	5,008,685
Money market funds	728,685	0	728,685
Other	0	43,778	43,778

Total	$33,672,497	$43,778	$33,716,275